CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue (including RMB 78,801,582, RMB 555,820,348 and RMB 11,370,044 from related parties for loan facilitation service and postorigination service for the year ended December 31, 2021, 2022 and 2023, respectively)	¥ 4,814,884,030	$ 678,162,231	¥ 3,562,950,115	¥ 3,626,465,105
Operating costs and expenses
Origination and servicing	2,869,844,905	404,209,201	2,126,741,766	1,963,006,006
General and administrative	186,515,073	26,270,099	171,523,720	187,859,411
Sales and marketing	12,538,815	1,766,055	15,448,209	20,829,534
(Reversal of) provision for contingent guarantee liabilities	67,519,980	9,509,990	(14,000,000)	(24,284)
Provision for accounts receivable and contract assets	12,233,743	1,723,087	21,835,625	77,247,810
(Reversal of) provision for credit losses on deposits to institutional cooperators	(673,558)	(94,869)	1,295,879	(8,291,421)
(Reversal of) provision of credit losses for other financial assets	86,019	12,116	(764,600)	(1,223,360)
Total operating expenses	3,377,202,019	475,668,956	2,480,656,302	2,315,421,305
Income from operations	1,437,682,011	202,493,275	1,082,293,813	1,311,043,800
Interest income (expenses), net (including RMB 17,269,246, RMB 412,341 and nil from related parties for the year ended December 31, 2021 2022 and 2023, respectively)	(20,364,821)	(2,868,325)	3,756,232	19,709,140
Foreign exchange gain (loss)	(4,023,039)	(566,633)	(19,962,949)	5,147,137
Income (loss) from financial investments	(12,225,202)	(1,721,884)	20,900,025	0
Impairment losses on financial investments	0	0	(8,874,750)	0
Impairment losses on long-term investments	(46,771,435)	(6,587,619)	(26,865,733)	0
Change in fair value of financial guarantee derivative	24,966,242	3,516,422	137,654,096	(170,338,993)
Fair value adjustments related to Consolidated Trusts	(531,202)	(74,818)	(6,168,307)	(7,266,784)
Other income, net	24,351,280	3,429,806	40,723,863	32,506,084
Income before income taxes and gain (loss) from equity in affiliates	1,403,083,834	197,620,224	1,223,456,290	1,190,800,384
Income tax expense	(249,437,644)	(35,132,557)	(389,357,613)	(368,735,701)
Gain (loss) from equity in affiliates, net of tax	33,147,784	4,668,768	(22,102,238)	3,341,862
Net income	1,186,793,974	167,156,435	811,996,439	825,406,545
Less: net loss attributable to non-controlling interests	0	0	0	(478)
Net income attributable to X Financial	1,186,793,974	167,156,435	811,996,439	825,407,023
Other comprehensive income (loss), net of tax of nil:
Gain (loss) from equity in affiliates	(6,852)	(965)	204,444	0
Income from financial investments	474,792	66,873	0	0
Foreign currency translation adjustments	5,410,120	762,000	57,084,593	(14,749,519)
Comprehensive income	1,192,672,034	167,984,343	869,285,476	810,657,026
Less: comprehensive loss attributable to non-controlling interests	0	0	0	(478)
Comprehensive income attributable to X Financial	¥ 1,192,672,034	$ 167,984,343	¥ 869,285,476	¥ 810,657,504
Net income per share-basic | (per share)	¥ 4.12	$ 0.58	¥ 2.57	¥ 2.51
Weighted average number of ordinary shares outstanding-basic	288,115,969	288,115,969	316,444,826	329,230,273
Net income per share-diluted | (per share)	¥ 4.08	$ 0.57	¥ 2.52	¥ 2.45
Weighted average number of ordinary shares outstanding-diluted	290,833,214	290,833,214	322,403,387	336,881,082
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses
Provisions for loans receivable from Xiaoying Credit Loans and other loans	¥ 233,350,276	$ 32,866,699	¥ 164,641,879	¥ 76,395,168
Xiaoying Housing Loan
Operating costs and expenses
Provision for accounts receivable and contract assets	12,233,743	1,723,087	21,835,625	77,247,810
Reversal of provision for loan receivable	(4,213,234)	(593,422)	(6,066,176)	(377,559)
Loan facilitation service
Net revenues
Total net revenue (including RMB 78,801,582, RMB 555,820,348 and RMB 11,370,044 from related parties for loan facilitation service and postorigination service for the year ended December 31, 2021, 2022 and 2023, respectively)	2,740,974,233	386,058,146	2,044,343,554	2,545,592,949
Post-origination service
Net revenues
Total net revenue (including RMB 78,801,582, RMB 555,820,348 and RMB 11,370,044 from related parties for loan facilitation service and postorigination service for the year ended December 31, 2021, 2022 and 2023, respectively)	596,581,987	84,026,815	372,450,606	315,590,118
Financing income
Net revenues
Total net revenue (including RMB 78,801,582, RMB 555,820,348 and RMB 11,370,044 from related parties for loan facilitation service and postorigination service for the year ended December 31, 2021, 2022 and 2023, respectively)	1,137,336,454	160,190,489	966,277,466	671,901,495
Guarantee income
Net revenues
Total net revenue (including RMB 78,801,582, RMB 555,820,348 and RMB 11,370,044 from related parties for loan facilitation service and postorigination service for the year ended December 31, 2021, 2022 and 2023, respectively)	24,496,658	3,450,282	0	0
Other revenue
Net revenues
Total net revenue (including RMB 78,801,582, RMB 555,820,348 and RMB 11,370,044 from related parties for loan facilitation service and postorigination service for the year ended December 31, 2021, 2022 and 2023, respectively)	¥ 315,494,698	$ 44,436,499	¥ 179,878,489	¥ 93,380,543